INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Cost	$3,677	$3,527
Accumulated amortization	(680)	(579)
Total	$2,997	$2,948
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Brazilian regulated gas transmission operation	$2,949	$2,903
U.K. regulated distribution operation	48	45
Total	$2,997	$2,948
Our company’s intangible assets are primarily related to concession arrangements with the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”), at our Brazilian regulated gas transmission operation. Total capacity is fully contracted under long-term “ship-or-pay” gas transportation agreements (“GTA”) and therefore the business is exposed to no volume or price risk. Each GTA takes into account a return on regulatory asset base (“RAB”), and the tariffs are calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the life of GTAs. On April 8, 2021, new legislation was passed in Brazil which provides our Brazilian regulated gas transmission operation the right to operate the gas pipelines perpetually.
The intangible assets at our U.K. regulated distribution operation relate to customer order backlogs, which represents the present value of future earnings derived from the build out of contracted connections at the acquisition date of the U.K. regulated distribution operation.
Due to continuous changes in the macroeconomic environment and the interruption to global supply chains as a result of COVID-19, our company performed an evaluation of potential impairment indicators on each of our intangible assets during the six-month period ended June 30, 2021. Based on the analysis performed, our intangible assets remain largely unaffected, with no impairment required. Our intangible assets represent long-term critical infrastructure supported by regulated or highly contracted revenues which help protect value over the long term.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Cost at beginning of the period	$3,527	$4,479
Additions, net of disposals	14	35
Foreign currency translation	136	(987)
Ending Balance	$3,677	$3,527
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Accumulated amortization at beginning of the period	$(579)	$(543)
Amortization	(74)	(152)
Foreign currency translation	(27)	116
Ending Balance	$(680)	$(579)